Share Option - Summary of Inputs Used in Binomial Option Pricing Model (Detail)	12 Months Ended
Dec. 31, 2020 KRW (₩) yr ₩ / shares
Series 1-1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	1.86%
Estimated option's life | yr	5
Share price (Closing price on the preceding day)	₩ 262,500
Expected volatility	13.38%
Expected dividends	3.80%
Exercise price	₩ 246,750
Per share fair value of the option | ₩	₩ 27,015
Series 1-2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	1.95%
Estimated option's life | yr	6
Share price (Closing price on the preceding day)	₩ 262,500
Expected volatility	13.38%
Expected dividends	3.80%
Exercise price	₩ 266,490
Per share fair value of the option | ₩	₩ 20,240
Series 1-3 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	2.07%
Estimated option's life | yr	7
Share price (Closing price on the preceding day)	₩ 262,500
Expected volatility	13.38%
Expected dividends	3.80%
Exercise price	₩ 287,810
Per share fair value of the option | ₩	₩ 15,480
Series 2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	2.63%
Estimated option's life | yr	5
Share price (Closing price on the preceding day)	₩ 243,500
Expected volatility	16.45%
Expected dividends	3.70%
Exercise price	₩ 254,120
Per share fair value of the option | ₩	₩ 23,988
Series 3 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	1.91%
Estimated option's life | yr	5
Share price (Closing price on the preceding day)	₩ 259,000
Expected volatility	8.30%
Expected dividends	3.80%
Exercise price	₩ 265,260
Per share fair value of the option | ₩	₩ 8,600
Series 4 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	1.78%
Estimated option's life | yr	5
Share price (Closing price on the preceding day)	₩ 253,000
Expected volatility	7.70%
Expected dividends	3.90%
Exercise price	₩ 254,310
Per share fair value of the option | ₩	₩ 8,111
Series 5 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	1.52%
Estimated option's life | yr	7
Share price (Closing price on the preceding day)	₩ 174,500
Expected volatility	8.10%
Expected dividends	5.70%
Exercise price	₩ 192,260
Per share fair value of the option | ₩	₩ 962
One Store Co., Ltd. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	2.58%
Estimated option's life | yr	6
Share price (Closing price on the preceding day)	₩ 4,925
Expected volatility	9.25%
Expected dividends	0.00%
Exercise price	₩ 5,390
Per share fair value of the option | ₩	₩ 566
DREAMUS COMPANY [member] | Series 1-1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	1.73%
Share price (Closing price on the preceding day)	₩ 8,950
Expected volatility	32.34%
Expected dividends	0.00%
Exercise price	₩ 9,160
Per share fair value of the option | ₩	₩ 1,976
DREAMUS COMPANY [member] | Series 1-2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	1.77%
Share price (Closing price on the preceding day)	₩ 8,950
Expected volatility	32.34%
Expected dividends	0.00%
Exercise price	₩ 9,160
Per share fair value of the option | ₩	₩ 2,189
DREAMUS COMPANY [member] | Series 1-3 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	1.82%
Share price (Closing price on the preceding day)	₩ 8,950
Expected volatility	32.34%
Expected dividends	0.00%
Exercise price	₩ 9,160
Per share fair value of the option | ₩	₩ 2,356
Incross Co Ltd [Member] | Series 3 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	2.09%
Estimated option's life | yr	6
Share price (Closing price on the preceding day)	₩ 17,993
Expected volatility	20.67%
Expected dividends	0.00%
Exercise price	₩ 10,571
Per share fair value of the option | ₩	₩ 1,965
Incross Co Ltd [Member] | Series 4 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	1.35%
Estimated option's life | yr	6
Share price (Closing price on the preceding day)	₩ 43,843
Expected volatility	18.67%
Expected dividends	0.00%
Exercise price	₩ 17,485
Per share fair value of the option | ₩	₩ 9,423
Incross Co Ltd [Member] | Series 5 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	1.50%
Estimated option's life | yr	6
Share price (Closing price on the preceding day)	₩ 27,300
Expected volatility	21.28%
Expected dividends	0.00%
Exercise price	₩ 25,861
Per share fair value of the option | ₩	₩ 7,277
Incross Co Ltd [Member] | Series 6 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	1.76%
Estimated option's life | yr	6
Share price (Closing price on the preceding day)	₩ 17,000
Expected volatility	25.58%
Expected dividends	0.00%
Exercise price	₩ 16,895
Per share fair value of the option | ₩	₩ 4,887
Incross Co Ltd [Member] | Series 7 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	1.41%
Estimated option's life | yr	6
Share price (Closing price on the preceding day)	₩ 22,050
Expected volatility	42.37%
Expected dividends	0.00%
Exercise price	₩ 22,073
Per share fair value of the option | ₩	₩ 9,209
Incross Co Ltd [Member] | Series 8 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	1.16%
Estimated option's life | yr	6
Share price (Closing price on the preceding day)	₩ 21,800
Expected volatility	41.69%
Expected dividends	0.00%
Exercise price	₩ 26,291
Per share fair value of the option | ₩	₩ 7,813
Incross Co Ltd [Member] | Series 9 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	1.23%
Estimated option's life | yr	6
Share price (Closing price on the preceding day)	₩ 40,300
Expected volatility	51.16%
Expected dividends	0.00%
Exercise price	₩ 45,280
Per share fair value of the option | ₩	₩ 18,491
FSK LS Co Ltd [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	1.64%
Share price (Closing price on the preceding day)	₩ 10,455
Expected volatility	16.20%
Expected dividends	0.00%
Exercise price	₩ 10,000
Per share fair value of the option | ₩	₩ 1,420
SK Infosec Co., Ltd. [member] | Series 1-3 [member] | 1st exercise [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.89%
Estimated option's life | yr	2
Share price (Closing price on the preceding day)	₩ 26,787
Expected volatility	27.87%
Expected dividends	0.00%
Exercise price	₩ 22,225
Per share fair value of the option | ₩	₩ 5,521
SK Infosec Co., Ltd. [member] | Series 1-3 [member] | 2nd exercise [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.97%
Estimated option's life | yr	2.5
Share price (Closing price on the preceding day)	₩ 26,787
Expected volatility	27.87%
Expected dividends	0.00%
Exercise price	₩ 22,225
Per share fair value of the option | ₩	₩ 6,531
SK Infosec Co., Ltd. [member] | Series 1-3 [member] | 3rd exercise [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.97%
Estimated option's life | yr	3
Share price (Closing price on the preceding day)	₩ 26,787
Expected volatility	27.87%
Expected dividends	0.00%
Exercise price	₩ 22,225
Per share fair value of the option | ₩	₩ 6,720
SK Infosec Co., Ltd. [member] | Series 1-4 [member] | 1st exercise [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.89%
Estimated option's life | yr	2
Share price (Closing price on the preceding day)	₩ 26,787
Expected volatility	27.87%
Expected dividends	0.00%
Exercise price	₩ 24,003
Per share fair value of the option | ₩	₩ 4,948
SK Infosec Co., Ltd. [member] | Series 1-4 [member] | 2nd exercise [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.97%
Estimated option's life | yr	2.5
Share price (Closing price on the preceding day)	₩ 26,787
Expected volatility	27.87%
Expected dividends	0.00%
Exercise price	₩ 24,003
Per share fair value of the option | ₩	₩ 5,663
SK Infosec Co., Ltd. [member] | Series 1-4 [member] | 3rd exercise [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.97%
Estimated option's life | yr	3
Share price (Closing price on the preceding day)	₩ 26,787
Expected volatility	27.87%
Expected dividends	0.00%
Exercise price	₩ 24,003
Per share fair value of the option | ₩	₩ 5,909
SK Infosec Co., Ltd. [member] | Series 2-3 [member] | 1st exercise [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.89%
Estimated option's life | yr	2
Share price (Closing price on the preceding day)	₩ 26,787
Expected volatility	27.87%
Expected dividends	0.00%
Exercise price	₩ 22,472
Per share fair value of the option | ₩	₩ 5,441
SK Infosec Co., Ltd. [member] | Series 2-3 [member] | 2nd exercise [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.97%
Estimated option's life | yr	2.5
Share price (Closing price on the preceding day)	₩ 26,787
Expected volatility	27.87%
Expected dividends	0.00%
Exercise price	₩ 22,472
Per share fair value of the option | ₩	₩ 6,393
SK Infosec Co., Ltd. [member] | Series 2-3 [member] | 3rd exercise [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.97%
Estimated option's life | yr	3
Share price (Closing price on the preceding day)	₩ 26,787
Expected volatility	27.87%
Expected dividends	0.00%
Exercise price	₩ 22,472
Per share fair value of the option | ₩	₩ 6,592
SK Infosec Co., Ltd. [member] | Series 2-4 [member] | 1st exercise [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.89%
Estimated option's life | yr	2
Share price (Closing price on the preceding day)	₩ 26,787
Expected volatility	27.87%
Expected dividends	0.00%
Exercise price	₩ 24,270
Per share fair value of the option | ₩	₩ 4,862
SK Infosec Co., Ltd. [member] | Series 2-4 [member] | 2nd exercise [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.97%
Estimated option's life | yr	2.5
Share price (Closing price on the preceding day)	₩ 26,787
Expected volatility	27.87%
Expected dividends	0.00%
Exercise price	₩ 24,270
Per share fair value of the option | ₩	₩ 5,547
SK Infosec Co., Ltd. [member] | Series 2-4 [member] | 3rd exercise [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.97%
Estimated option's life | yr	3
Share price (Closing price on the preceding day)	₩ 26,787
Expected volatility	27.87%
Expected dividends	0.00%
Exercise price	₩ 24,270
Per share fair value of the option | ₩	₩ 5,800
SK Infosec Co., Ltd. [member] | Series 2-1 and Series 2-2 [member] | 1st exercise [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.89%
Estimated option's life | yr	2
Share price (Closing price on the preceding day)	₩ 26,787
Expected volatility	27.87%
Expected dividends	0.00%
Exercise price	₩ 20,807
Per share fair value of the option | ₩	₩ 5,977
SK Infosec Co., Ltd. [member] | Series 2-1 and Series 2-2 [member] | 2nd exercise [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.97%
Estimated option's life | yr	2.5
Share price (Closing price on the preceding day)	₩ 26,787
Expected volatility	27.87%
Expected dividends	0.00%
Exercise price	₩ 20,807
Per share fair value of the option | ₩	₩ 7,321
SK Infosec Co., Ltd. [member] | Series 2-1 and Series 2-2 [member] | 3rd exercise [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.97%
Estimated option's life | yr	3
Share price (Closing price on the preceding day)	₩ 26,787
Expected volatility	27.87%
Expected dividends	0.00%
Exercise price	₩ 20,807
Per share fair value of the option | ₩	₩ 7,454
SK Infosec Co., Ltd. [member] | Series 1-1 and Series 1-2 [member] | 1st exercise [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.89%
Estimated option's life | yr	2
Share price (Closing price on the preceding day)	₩ 26,787
Expected volatility	27.87%
Expected dividends	0.00%
Exercise price	₩ 20,579
Per share fair value of the option | ₩	₩ 6,051
SK Infosec Co., Ltd. [member] | Series 1-1 and Series 1-2 [member] | 2nd exercise [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.97%
Estimated option's life | yr	2.5
Share price (Closing price on the preceding day)	₩ 26,787
Expected volatility	27.87%
Expected dividends	0.00%
Exercise price	₩ 20,579
Per share fair value of the option | ₩	₩ 7,448
SK Infosec Co., Ltd. [member] | Series 1-1 and Series 1-2 [member] | 3rd exercise [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.97%
Estimated option's life | yr	3
Share price (Closing price on the preceding day)	₩ 26,787
Expected volatility	27.87%
Expected dividends	0.00%
Exercise price	₩ 20,579
Per share fair value of the option | ₩	₩ 7,571